Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

May 2, 2012

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Strategic Trust (File Nos. 333-160595 and 811-22311)

Schwab U.S. TIPS ETF

Schwab Short-Term U.S. Treasury ETF

Schwab Intermediate-Term U.S. Treasury ETF

Schwab U.S. Aggregate Bond ETF

Post-Effective Amendment No. 23

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated April 30, 2012, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ David J. Lekich
David J. Lekich Senior Vice President Charles Schwab Investment Management, Inc.